FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Total financial assets	$ 3,874	$ 3,528
Disclosure of financial liabilities [abstract]
Capital securities - fund subsidiaries	4,269	4,165
Total financial liabilities	48,406	45,869
Level 3
Financial assets
Total financial assets		533	$ 1,605
Disclosure of financial liabilities [abstract]
Total financial liabilities		836	$ 821
Fair value
Financial assets
Participating loan interests	521	209
Securities - FVTPL	245	174
Securities - FVTOCI	150	150
Derivative assets	285	85
Total financial assets	1,201	618
Disclosure of financial liabilities [abstract]
Capital securities - fund subsidiaries	845	813
Derivative liabilities	277	559
Loan payable	27	23
Total financial liabilities	1,149	1,395
Fair value | Level 1
Financial assets
Participating loan interests	0	0
Securities - FVTPL	0	0
Securities - FVTOCI	0	0
Derivative assets	0	0
Total financial assets	0	0
Disclosure of financial liabilities [abstract]
Capital securities - fund subsidiaries	0	0
Derivative liabilities	0	0
Loan payable	0	0
Total financial liabilities	0	0
Fair value | Level 2
Financial assets
Participating loan interests	0	0
Securities - FVTPL	5	0
Securities - FVTOCI	0	0
Derivative assets	285	85
Total financial assets	290	85
Disclosure of financial liabilities [abstract]
Capital securities - fund subsidiaries	0	0
Derivative liabilities	277	559
Loan payable	0	0
Total financial liabilities	277	559
Fair value | Level 3
Financial assets
Participating loan interests	521	209
Securities - FVTPL	240	174
Securities - FVTOCI	150	150
Derivative assets	0	0
Total financial assets	911	533
Disclosure of financial liabilities [abstract]
Capital securities - fund subsidiaries	845	813
Derivative liabilities	0	0
Loan payable	27	23
Total financial liabilities	$ 872	$ 836